Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Non-current	$ 80,086	$ 86,131
Current	183	277
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	86,408	85,016
Decrease in provisions	(4,478)	(505)
Payments for tower and tower equipment decommissioning	(5)	(343)
Unwinding of discount	2,299	9,156
Effects of movement in exchange rates	(3,955)	(6,916)
At end of period/year	80,269	86,408
Non-current	80,086	86,131
Current	$ 183	$ 277